OTHER FINANCE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other finance expenses and income, net [Abstract]
Schedule of Other Finance Expenses and Income, Net
	For the year ended 31 December
	2023	2022	2021
	U.S. dollars (in thousands)

Finance expenses:
Interest on financial institutions loans	21,435	8,303	-
Currency exchange rate differences, net	1,515	1,814	637
Interest on lease liabilities	486	540	786
Bank charges	482	268	46
Interest, mainly on contingent consideration on business combination (Note 14)	148	535	32
Loss on derivatives	712	778	-
	24,778	12,238	1,501